SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
Cash Flow Statement [Abstract]
Disclosure of interest and income taxes paid

	Year ended December 31
(US$ MILLIONS)	2022	2021	2020
Net interest paid (received)	$2,037	$1,223	$1,135
Net income taxes paid (received)	285	448	428

Disclosure of changes in non-cash working capital
Details of “Changes in non-cash working capital, net” on the consolidated statements of cash flow are as follows:

	Year ended December 31
(US$ MILLIONS)	2022	2021	2020
Accounts receivable	$(1,053)	$(684)	$546
Inventory	(629)	(494)	453
Prepayments and other	(192)	9	53
Accounts payable and other	(389)	27	284
Changes in non-cash working capital, net	$(2,263)	$(1,142)	$1,336

Disclosure of reconciliation of liabilities arising from financing activities
The following table presents the change in the balance of borrowings arising from financing activities as at December 31, 2022 and 2021:

(US$ MILLIONS)	2022	2021
Balance at beginning of year	$29,076	$23,776
Cash flows	13,901	6,736
Non-cash changes:
Acquisitions / (dispositions) of subsidiaries	4,570	(1,341)
Foreign currency translation	(817)	(397)
Fair value	(4)	(31)
Other changes	(33)	333
Balance at end of year	$46,693	$29,076